Basis of preparation	6 Months Ended
Jun. 30, 2026
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation	Basis of preparation
These unaudited Condensed Consolidated Interim Financial Statements of Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and adopted by the UK, and on the basis of the same accounting principles as those used in the Company's Annual Report and Accounts (pages 229 to 306) for the year ended December 31, 2025, as filed with the Registrar of Companies for England and Wales and as filed with the Autoriteit Financiële Markten (the Netherlands) and Form 20-F (pages 214 to 290) for the year ended December 31, 2025, as filed with the US Securities and Exchange Commission, and should be read in conjunction with these filings.
The financial information presented in the unaudited Condensed Consolidated Interim Financial Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2025, were published in Shell's Annual Report and Accounts, a copy of which was delivered to the Registrar of Companies for England and Wales. The auditor's report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.
Going Concern
These unaudited Condensed Consolidated Interim Financial Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption over the period to December 31, 2027 (the ‘going concern period’), management have stress tested Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, potential downside pressures on commodity prices and long-term demand, and potential cash preservation measures. This assessment confirmed that Shell has adequate cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due in order to continue its operations during the going concern period. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Condensed Consolidated Interim Financial Statements.
Key accounting considerations, significant judgements and estimates
Future long-term commodity price assumptions, which represent a significant estimate, were subject to change in the second quarter 2026 (see Note 7). Noting continued volatility in markets, price assumptions remain under review.

The discount rates applied for impairment testing and the discount rate applied to provisions are reviewed on a regular basis. These discount rates applied in the first half year of 2026 remain unchanged compared with 2025.

Changes to IFRS not yet adopted
IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")
IFRS 18 will be adopted as from January 1, 2027. IFRS 18 will have no impact on recognition and measurement. From Shell's impact assessment, it has concluded that the impact will be limited to disclosure and presentation in the Consolidated Financial Statements. For Shell, the primary change will be the reclassification of income and expenses into the operating, investing and financing categories respectively within the Consolidated Statement of Income. In addition, dividends received from joint ventures and associates will be reclassified in the Consolidated Statement of Cash Flows from cash flow from operating activities to cash flow from investing activities, which will impact Cash flow from operations.